Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	82,524,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 825,240,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,965.64
Offering Note	(1) Includes 79,350,000 shares of Hometown Financial Group, Inc., a Maryland corporation ("Newco") common stock, par value $0.01 per share, to be offered for sale in the stock offering and 3,174,000 shares to be issued to TruNorth Bank Foundation, Inc.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Amount Registered | shares	15,300,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) The securities of Newco to be purchased by The Defined Contribution (Plan A) of CBERA are included in the amount shown for common stock. However, pursuant to Rule 457(h) of the Securities Act of 1933, as amended, no separate fee is required for the participation interests. Pursuant to such rule, the amount being registered has been calculated on the basis of the number of shares of common stock that may be purchased with the current assets of such plan.